6. RISKS (Details 4) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Financial Ris KManagement Liquidity Risk Abstract
Current assets	$ 57,361	$ 55,331
Current liabilities	$ 44,606	$ 44,236
Liquidity index	1.29%	1.25%